Expense Example - Carillon Scout International Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 596
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,174
Expense Example, with Redemption, 10 Years	2,023
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	659
Expense Example, with Redemption, 5 Years	1,141
Expense Example, with Redemption, 10 Years	2,471
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	1,263
Class R-3
Expense Example:
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	602
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,393
Class R-5
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,835
Class R-6
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,146
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	1,046
Expense Example, with Redemption, 10 Years	$ 2,354